Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,018,856	$ 944,036	$ 599,045
Proceeds from disposal of property and equipment	1,135,964	206,355
Gain on disposal of property and equipment	$ 542,320	$ 143,857